SOLAR POWER SYSTEMS, NET (Tables)	12 Months Ended
Dec. 31, 2019
SOLAR POWER SYSTEMS, NET
Schedule of solar power systems, net

	At December 31,	At December 31,
	2018	2019
	$	$
Solar power systems in operation	66,641	70,449
Solar power systems under construction	4,484	4,830
Accumulated depreciation	(16,227)	(22,322)
Solar power systems, net	54,898	52,957